SHARE-BASED COMPENSATION - Information about Options (Details) - Stock options - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Stock Options
Number of options awarded (in shares)	178,500	30,000	183,860	476,106
Compensation expense recognized	$ 106,000	$ 189,000	$ 352,653	$ 643,980
Weighted average grant-date fair value of options outstanding (in dollars per share)	$ 4.08	$ 5.67	$ 5.03	$ 5.13